Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 585,743,136	$ 520,560,705
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	585,743,136	520,560,705
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
F.N.B. Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	117,165,090	119,345,286
F.N.B. Corporation common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	117,165,090	119,345,286
F.N.B. Corporation common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
F.N.B. Corporation common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	10,843	9,928
Money market fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	10,843	9,928
Money market fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Money market fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Mutual fund investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	468,567,203	401,205,491
Mutual fund investments | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	468,567,203	401,205,491
Mutual fund investments | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Mutual fund investments | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 0	$ 0